TAXES ON INCOME (Reconciliation of Beginning and Ending Balances of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
TAXES ON INCOME [Abstract]
Balance at beginning of year	$ 1,214	$ 4,752
Reductions for prior years' tax position	$ (343)	(3,571)
Additions for current year's tax position		36
Balance at end of year	$ 871	$ 1,214